Intangible Assets, Net - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Goodwill And Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 70	$ 42